UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2021


                            Scudder Securities Trust
                            ------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Development Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

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                                                                                            Shares               Value ($)
                                                                                      ------------------------------------


Common Stocks 93.3%
Consumer Discretionary 17.0%
Hotels Restaurants & Leisure 6.7%
MGM MIRAGE*                                                                                 91,600              4,928,080
RARE Hospitality International, Inc.*                                                       77,700              2,153,067
Station Casinos, Inc.                                                                       68,900              3,510,455
The Cheesecake Factory, Inc.*                                                               91,100              3,954,651
                                                                                                              -----------
                                                                                                               14,546,253

Household Durables 2.9%
Harman International Industries, Inc.                                                       51,400              6,177,252
                                                                                                              -----------
Media 0.3%
DreamWorks Animation SKG, Inc. "A"*                                                         18,200                710,710
                                                                                                              -----------
Specialty Retail 5.3%
Aeropostale, Inc.*                                                                         156,200              4,928,110
Chico's FAS, Inc.*                                                                          91,600              3,666,748
Urban Outfitters, Inc.*                                                                     73,100              2,997,100
                                                                                                              -----------
                                                                                                               11,591,958

Textiles, Apparel & Luxury Goods 1.8%
Columbia Sportswear Co.* (c)                                                                65,700              3,965,652
                                                                                                              -----------
Consumer Staples 1.0%
Beverages
Constellation Brands, Inc. "A"*                                                             56,500              2,216,495
                                                                                                              -----------
Energy 3.4%
Energy Equipment & Services
BJ Services Co.                                                                             64,400              3,284,400
Rowan Companies, Inc.*                                                                     164,800              4,207,344
                                                                                                              -----------
                                                                                                                7,491,744

Financials 11.7%
Capital Markets 8.5%
E*TRADE Financial Corp.*                                                                   351,600              4,535,640
Goldman Sachs Group, Inc.                                                                   22,400              2,203,712
Investors Financial Services Corp. (c)                                                      84,600              3,256,254
Legg Mason, Inc.                                                                            99,150              6,316,847
Lehman Brothers Holdings, Inc.                                                              26,500              2,176,975
                                                                                                              -----------
                                                                                                               18,489,428

Diversified Financial Services 3.2%
Citigroup, Inc.                                                                             54,000              2,395,980
The First Marblehead Corp.* (c)                                                             83,300              4,464,880
                                                                                                              -----------
                                                                                                                6,860,860

Health Care 24.9%
Biotechnology 4.3%
Amgen, Inc.*                                                                                59,500              3,379,600
Charles River Laboratories International, Inc.*                                             60,200              2,816,758
Martek Biosciences Corp.* (c)                                                               67,700              3,185,691
                                                                                                              -----------
                                                                                                                9,382,049

Health Care Equipment & Supplies 6.2%
C.R. Bard, Inc.                                                                             57,400              3,260,320
Cooper Companies, Inc. (c)                                                                  32,700              2,300,445
Kinetic Concepts, Inc.*                                                                     93,200              4,644,156
Zimmer Holdings, Inc.*                                                                      41,500              3,219,985
                                                                                                              -----------
                                                                                                               13,424,906

Health Care Providers & Services 8.2%
Aetna, Inc.                                                                                 31,900              3,030,500
Community Health Systems, Inc.*                                                            191,100              5,125,302
Coventry Health Care, Inc.*                                                                 55,100              2,253,590
Triad Hospitals, Inc.*                                                                     143,000              4,723,290
UnitedHealth Group, Inc.                                                                    37,700              2,729,480
                                                                                                              -----------
                                                                                                               17,862,162

Pharmaceuticals 6.2%
Celgene Corp.*                                                                             165,200              4,893,224
Johnson & Johnson                                                                           68,100              3,975,678
Pfizer, Inc.                                                                               159,200              4,608,840
                                                                                                              -----------
                                                                                                               13,477,742

Industrials 5.1%
Aerospace & Defense 1.0%
United Technologies Corp.                                                                   22,800              2,116,296
                                                                                                              -----------
Airlines 1.1%
JetBlue Airways Corp.* (c)                                                                 106,900              2,357,145
                                                                                                              -----------
Commercial Services & Supplies 0.9%
Avery Dennison Corp.                                                                        34,200              2,080,728
                                                                                                              -----------
Machinery 2.1%
Caterpillar, Inc.                                                                           29,200              2,351,768
Dover Corp.                                                                                 55,800              2,191,266
                                                                                                              -----------
                                                                                                                4,543,034

Information Technology 24.6%
Communications Equipment 3.1%
Cisco Systems, Inc.*                                                                       225,700              4,335,697
QUALCOMM, Inc.                                                                              59,700              2,496,057
                                                                                                              -----------
                                                                                                                6,831,754

Computers & Peripherals 5.2%
Dell, Inc.*                                                                                125,100              4,386,006
EMC Corp.*                                                                                 293,300              3,774,771
QLogic Corp.*                                                                               98,100              3,188,250
                                                                                                              -----------
                                                                                                               11,349,027

IT Consulting & Services 2.0%
Paychex, Inc.                                                                              132,500              4,345,205
                                                                                                              -----------
Office Electronics 1.5%
Zebra Technologies Corp. "A"*                                                               61,800              3,274,782
                                                                                                              -----------
Semiconductors & Semiconductor Equipment 4.4%
Intersil Corp. "A"                                                                         188,100              3,069,792
Linear Technology Corp.                                                                     90,100              3,412,988
Microchip Technology, Inc.                                                                 100,250              3,032,562
                                                                                                              -----------
                                                                                                                9,515,342

Software 8.4%
Cognos, Inc.*                                                                              141,300              5,582,763
Intuit, Inc.*                                                                              108,100              4,903,416
Microsoft Corp.                                                                            279,300              7,817,607
                                                                                                              -----------
                                                                                                               18,303,786

Materials 3.8%
Containers & Packaging 1.4%
Packaging Corp. of America                                                                 140,100              3,072,393
                                                                                                              -----------
Metals & Mining 2.4%
Peabody Energy Corp.                                                                        82,800              5,280,984
                                                                                                              -----------
Telecommunication Services 1.8%
Wireless Telecommunication Services
Nextel Partners, Inc. "A"* (c)                                                             226,300              3,810,892
                                                                                                              -----------

Total Common Stocks (Cost $177,026,133)                                                                       203,078,579
                                                                                                              -----------

                                                                                            Shares               Value ($)

Securities Lending Collateral 8.8%
Daily Assets Fund Institutional 1.80% (b)(d)
(Cost $19,192,249)                                                                      19,192,249             19,192,249

Cash Equivalents 7.7%
Scudder Cash Management QP Trust 1.80% (a)
(Cost $16,638,597)                                                                      16,638,597             16,638,597
                                                                                                              -----------

                                                                                              % of
                                                                                                 Net Assets      Value ($)

Total Investment Portfolio  (Cost $215,074,474)                                              109.8            238,909,425
Other Assets and Liabilities, Net                                                             -9.8            -21,328,816
                                                                                                              -----------
Net Assets                                                                                   100.0            217,580,610
                                                                                                              ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2004 amounted to $18,985,865, which is 8.7% of total net assets.

(d) Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Development Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Development Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004